Capital Structure and Financial Risk and Related Items - Equity and Capital Management (Details) - USD ($) shares in Millions	1 Months Ended
	Apr. 30, 2021	Jun. 30, 2021
Share capital
Ordinary shares issued in connection with the exercise of warrants	1.8
Ordinary shares
Share capital
Proceeds from issuing shares	$ 3,000
Number of shares outstanding		98.3